Supplement to Spinnaker Choice Variable Annuity
                    Supplement dated April 30, 2012 to
               Prospectus dated May 1, 2008 as supplemented

   The disclosure set forth below replaces the information under the heading "Total Annual Operating Expenses" found in the prospectus and any other prior supplements.
================================================================================
                   ANNUAL PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
================================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2011. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP 		   0.90%	None		0.01%	      0.91%	  None	  	0.91%
Balanced Fund
American Century VP Inflation 	   0.47%	0.25%		0.01%	      0.73%	  None		0.73%
Protection Class II Fund
American Century VP 		   1.41%	None		0.02%	      1.43%	  None		1.43%
International Fund
American Century VP Large Company  0.80%	0.25%		0.01%	      1.06%	  None		1.06%
Value Class II Fund
American Century VP Ultra	   1.00%	None		0.01%	      1.01%	  None		1.01%
[registered trademark symbol]
Fund(1)
American Century VP Value Fund(2)  0.98%	None		None	      0.98%	  None		0.98%
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation 	   0.75%	None		0.05%	      0.80%	  None		0.80%
Portfolio - Initial Shares(3)
Dreyfus IP - Mid Cap Stock
Portfolio - Initial Shares(3)      0.75%	None		0.11%	      0.86%	  None	  	0.86%
The Dreyfus Socially Responsible   0.75%	None		0.10%	      0.85%	  None		0.85%
Growth Fund, Inc. - Initial
Shares(2)
Dreyfus Stock Index Fund, Inc. 	   0.25%	0.25%		0.02%	      0.52%	  None		0.52%
- Service Shares
Dreyfus IP - Technology Growth     0.75%	None		0.08%	      0.83%	  None		0.83%
Portfolio - Initial Shares
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond  	   0.60%	None		0.44%	      1.04%	-0.22% (4)	0.82%
Fund II - Primary Shares(3)
Federated Managed Volatility       0.75%	None		0.84%	      1.59%	-0.56% (6)	1.03%
Fund II(5)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund	           0.56%	None		0.09%	      0.65%	  None		0.65%
[registered trademark symbol]
Portfolio -Initial Class

Fidelity VIP Equity-Income         0.46%	None		0.10%	      0.56%	  None		0.56%
Portfolio -Initial Class
Fidelity VIP Growth Portfolio -    0.56%	None		0.10%	      0.66%	  None		0.66%
Initial Class(3)
Fidelity VIP Growth & Income       0.46%	None		0.13%	      0.59%	  None		0.59%
Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio -   0.56%	0.25%		None	      0.91%	  None		0.91%
Service Class 2
Fidelity VIP Money Market  	   0.17%	0.25%		0.09%	      0.51%	  None		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth 	   0.65%	0.25%		0.28%	      1.18%	 -0.24%		0.94% (7)(8)
Securities Fund - Class 2(2)
Franklin Income Securities 	   0.45% (9)	0.25%		0.02%	      0.72%	  None		0.72%
Fund - Class 2
Franklin Small Cap Value           0.50%	0.25%		0.17%	      0.92%	  None		0.92% (8)
Securities Fund - Class 2(2)

Franklin Small-Mid Cap Growth      0.50%	0.25%		0.30%	      1.05%	  None		1.05% (8)
Securities Fund - Class 2(2)

Franklin U.S. Government  	   0.48% (9)    0.25%		0.03%	      0.76%	  None		0.76%
Fund - Class 2
Mutual Shares Securities Fund -    0.60%	0.25%		0.13%	      0.98%	  None	 	0.98%
Class 2
Templeton Developing Markets 	   1.10%	0.25%		0.25%	      1.60%	  None		1.60%
Securities Fund - Class 2
Templeton Global Bond Securities   0.46% (9)	0.25%	        0.10%	      0.81%	  None		0.81%
Fund - Class 2
Templeton Growth Securities  	   0.74% (9)    0.25%		0.04%	      1.03%	  None		1.03%
Fund - Class 2
-------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American   0.67%	0.25%		0.28%	      1.20% (11) -0.05%		1.15% (12)
Franchise Fund (Series II Shares)
(2)(10)
Invesco Van Kampen V.I. Mid Cap    0.75%	0.25%		0.33%	      1.33% (11)  None		1.33% (14)
Growth Fund (Series II Shares)
(2)(13)
Invesco V.I. Global Real Estate    0.75%	None		0.39%	      1.14%	  None		1.14% (15)
Fund (Series I Shares)(3)
Invesco V.I. International 	   0.71%	None		0.32%	      1.03%	  None		1.03%(15)
Growth Fund (Series I Shares)(15)

Invesco V.I. International Growth  0.71%	0.25%		0.32%	      1.28%	  None		1.28%
Fund (Series II Shares)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust I	   0.60%	None		0.51%	      1.11%	  -0.08%	1.03% (17)
nternational Equity Portfolio -
Class 1 Shares(3)
JPMorgan Insurance Trust Mid 	   0.65%	None		0.15%	      0.80%	   None		0.80% (18)
Cap Value Portfolio - Class 1
Shares
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -    0.425%	0.25%	 	0.74% (19)    1.415%  	  -0.07% (22)	1.345% (23)
Advisor Class Shares(2)							     (20)(21)
PIMCO VIT CommodityRealReturn      0.74%	None		0.31% (24)    1.05% (25)  -0.14% (26)	0.91% (27)
[registered trademark symbol]
Strategy Portfolio -
Administrative Class Shares
-------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT 	   1.15%	0.25%		0.32%	      1.72%	   None		1.72%
Portfolio - Class II Shares
Pioneer Equity Income VCT 	   0.65%	0.25%		0.10%	      1.00%	   None		1.00%
Portfolio - Class II Shares
Pioneer High Yield VCT 	           0.65%	0.25%		0.17%	      1.07%	   None		1.07%
Portfolio - Class II Shares
Pioneer Real Estate Shares VCT 	   0.80%	0.25%		0.22%	      1.27%	   None		1.27%
Portfolio - Class II Shares
Pioneer Strategic Income VCT 	   0.65%	0.25%		0.57%	      1.47%	   None		1.47%
Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.


1 	This fund is only available if you have been continuously invested in it since March 15, 2007.

2       This Portfolio is only available if you have been continuously invested in it since April 30, 2009.

3 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

4 	The Adviser and its affiliates have voluntarily agreed to waiver their fees and/or reimburse
	expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and
	Expenses, if any) paid by the Fund's PS class (after the voluntary waivers and/or reimbursements)
	will not exceed 0.82% (the "Fee Limit") up to but not including the later of  (the"Termination Date"):
	(a) May 1,2013: or (b) the date of the Fund's next effective Prospectus.  While the Adviser and its
	affiliates currently do not anticipate terminating or increasing these arrangements prior to the
	Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the
	Termination Date with the agreement of the Fund's Board of Trustees.

5 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

6 	Effective December 2, 2011, the Adviser and its affiliates have voluntarily agreed to waive their
	fees and/or reimburse expenses so that the total annual fund operating expenses (excluding
	Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and reimbursements)
	will not exceed 0.86% (the "Fee Limit") up to but not including the later of (the "Termination Date"):
	(a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus.  While the Adviser and
	its affiliates currently do not anticipate terminating or increasing these arrangements prior to
	the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior
	to the Termination Date with the agreement of the Fund's Board of Trustees.

7 	The investment manager and administrator have contractually agreed to waive or limit their respective
	fees and to assume as their own expense certain expenses otherwise payable by the fund so that
	common annual fund operating expenses (i.e., a combination of investment management fees, fund
	administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and
	expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including but not
	limited to those relating to litigation and indemnification, reorganizations, and liquidations) until
	April 30, 2013.  This waiver is separate from the waiver related to the Sweep Money Fund.

8 	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's
	investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Other
	Expenses including Acquired Fund Expenses").   This reduction will continue until at least April 30, 2013.

9 	The Fund administration fee is paid indirectly through the management fee.

10  	Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I.
	Capital Appreciation Fund effective May 1, 2006.  Effective April 30, 2012, Invesco V.I. Capital
	Appreciation Fund was reorganized into Invesco Van Kampen V.I. Capital Growth Fund.  Invesco Van
	Kampen V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.

11  	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of
	more affiliated investment companies into the Fund.

12    	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating
	Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below)
	of Series II shares to 1.15% of average daily net assets.  In determining the Adviser's  obligation
	to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account,
	and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
	Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend
	expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses;
	(v) expenses that the Fund has incurred but did not actually pay because of an expense offset
	arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or
	continue the fee waiver agreement, it will terminate on June 30, 2014.

13   	Effective April 30, 2012, Invesco V.I. Capital Development Fund was reorganized into Invesco Van
	Kampen V.I. Mid Cap Growth Fund.

14      The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees
	and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund
	Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series II shares to 0.97% of average daily net assets. In determining the
	Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are
	not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver
	and/or Expense Reimbursement to exceed the numbers reflected above; (i) interest; (ii) taxes;
	(iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including
	litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of
	an expense offset arrangement.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually
	agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

15      The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating
	Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below)
	of Series II shares to 1.30% of average daily net assets. In determining the Adviser's obligation
	to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account,
	and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
	to exceed the numbers reflected above; (i) interest; (ii) taxes; (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has
	incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of
	Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement,
	it will terminate on April 30, 2013.

16 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

17      The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to
	waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1
	Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales,
	interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred
	compensation plan) exceed 1.03% of its average daily net assets.  This contract cannot be terminated
	prior to 5/1/12, at which time, the Service Providers will determine whether or not to renew or
	revise it.

18   	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to
	waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of
	Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short
	sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees'
	deferred compensation plan) exceed 0.90% of its average daily net assets.  This contract cannot
	be terminated prior to 5/1/12, at which time, the Service Providers will determine whether or
	not to renew or revise it.

19  	Acquired Fund Fees and Expenses include interest expense of 0.02%.  Interest expense is based
	on the amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of
	entering into certain investments, such as reverse repurchase agreements.  Interest expense is
	required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is
	not payable to PIMCO.  The amount of interest expense (if any) will vary based on the Underlying
	PIMCO Fund's use of such investments as an investment strategy.

20  	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds
	is 1.295%, 1.395%, 1.145% and 1.595% for the Administrative Class, Advisor Class, Institutional
	Class and Class M shares, respectively.

21  	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets
	of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio
	of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not
	include Acquired Fund Fees and Expenses.

22  	PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that
	the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees
	exceed 0.64% of the total assets invested in Underlying PIMCO Funds.  PIMCO may recoup these
	waivers in future periods, not exceeding three years, provided total expenses, including such
	recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a
	calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative
	fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

23  	Total Annual Portfolio Operating Expenses After Expense Reimbursement excluding interest expense of
	the Underlying PIMCO Funds is 1.225%, 1.325%, 1.075% and 1.525% for the Administrative Class, Advisor
	Class, Institutional Class and Class M shares, respectively.

24  	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's
	most recent fiscal year as a result of entering into certain investments, such as reverse repurchase
	agreements.  Interest expense is required to be treated as a Portfolio expense for accounting purposes
	and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the
	Portfolio's use of such investments as an investment strategy.

25 	Total Annual Portfolio Operating Expenses excluding interest expense is 1.03% and 1.13% for
	Administrative Class and Advisor Class shares, respectively.

26 	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and
	administrative fee in an amount equal to the management fee and administrative services fee, respectively,
	paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the " CRRS Subsidiary") to PIMCO.  The CRRS
	Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of
	0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by PIMCO
	and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

27  	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense is 0.89% and
	0.99% for Administrative Class and Advisor Class shares, respectively.


Explanation of Examples

	The examples shown in your prospectus are intended to help you compare the cost of investing
	in the Contract with the cost of investing in other variable annuity contracts.  These costs
	include contract Owner transaction expenses, contract fees, Separate Account annual expenses
	(including the mortality and expense risk charge, the asset related administration charge and,
	if applicable, any additional riders), and the Portfolio fees and expenses.  Changes to the
	Portfolio expenses affect the results of the examples in your prospectus.  Although we have
	chosen not to update the examples here, they still generally show how expenses and charges
	affect your Contract Value.




You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com

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